Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	The recoverable amounts of the CGUs, or groups of CGUs, have been determined from value in use calculations.
Description of key assumptions on which management has based cash flow projections	The key assumptions are RevPAR growth (detailed on page 197 within ‘Going concern’), terminal growth rates and pre-tax discount rates.
Description of growth rates used to extrapolate cash flow projections	terminal growth rates that do not exceed the average long-term growth rates for the relevant markets.
Description of discount rates of applied to cash flow projections	pre-tax rates that are based on the Group’s weighted average cost of capital and incorporate adjustments reflecting risks specific to the territory of the CGU
Impairment Loss Recognised In Replaced Asset	$ 5
Cash-generating units [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Charge	$ 0
Management agreements [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average remaining amortisation period	13 years	14 years
Kimpton Management Agreement Portfolio [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Explanation of impairment charge	strong trading conditions in 2022 and significantly improved industry forecasts.
Kimpton Management Agreement Portfolio [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment reversal			$ 12
Intangible asset material to entity [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 102
Intangible asset material to entity [member] | Computer software [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets	$ 80
Intangible asset material to entity [member] | Computer software [member] | Internally generated [member] | Minimum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	7 years
Weighted average remaining period	4 years
Intangible asset material to entity [member] | Computer software [member] | Internally generated [member] | Maximum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	10 years
Weighted average remaining period	4 years
Intangible asset material to entity [member] | Computer software [member] | Remaining Project Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average amortisation period	5 years
Brands [member] | Kimpton [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of intangible asset	$ 193
Brands [member] | Six Senses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of intangible asset	189
Regent [member] | Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of intangible asset	$ 57